CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (20.3)	$ (35.1)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	66.0	64.8
Realized and unrealized (gain) loss on derivative instruments	(1.0)	(1.0)
Provision for doubtful accounts	4.9	4.4
Deferred income taxes	1.1
Amortization of debt issuance costs	4.6	6.7
Other non-cash items	0.1
Changes in operating assets and liabilities:
Receivables and other operating assets	(10.0)	(4.5)
Payables and accruals	(19.2)	(19.7)
Net cash provided by operating activities	26.2	15.6
Cash flows from investing activities:
Capital expenditures	(52.9)	(30.4)
Other investing activities		0.2
Net cash used in investing activities	(52.9)	(30.2)
Cash flows from financing activities:
Proceeds from issuance of debt	58.0	31.0
Payments on debt and capital lease obligations	(6.1)	(6.1)
Net cash provided by (used in) financing activities	51.9	24.9
Increase (decrease) in cash and cash equivalents	25.2	10.3
Cash and cash equivalents, beginning of period	16.9	15.9
Cash and cash equivalents, end of period	42.1	26.2
Supplemental disclosures of cash flow information:
Cash paid during the periods for interest	81.9	87.3
Non-cash financing activities:
Changes in non-cash capital expenditure accruals	(3.5)	8.6
Assets acquired under capital lease obligations	$ 0.5